Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities Measured at Fair Value on Recurring Basis

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$75,961,075	$—	$75,961,075
Mortgage-backed securities	—	13,326,834	—	13,326,834
State, County, Municipals	—	87,584,498	—	87,584,498
Other Investments	—	—	2,872,723	2,872,723

	$—	$176,872,407	$2,872,723	$179,745,130

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$282,816,400	$—	$282,816,400
Mortgage-backed securities	—	17,166,394	—	17,166,394
State, County, Municipals	—	95,427,405	—	95,427,405
Other Investments	—	—	2,766,203	2,766,203

	$—	$395,410,199	$2,766,203	$398,176,402

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2014 and 2013.

	2014	2013
Balance at January 1	$2,766,203	$2,806,253
Principal payments received	(31,824)	(68,012)
Unrealized gains included in other comprehensive income	138,344	27,962

Balance at December 31	$2,872,723	$2,766,203

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2014 and 2013 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2014
Impaired loans	$—	$—	$8,218,696	$8,218,696
Other real estate owned	—	—	3,309,824	3,309,824

	$—	$—	$11,528,520	$11,528,520

December 31, 2013
Impaired loans	$—	$—	$8,782,923	$8,782,923
Other real estate owned	—	—	645,468	645,468

	$—	$—	$9,428,391	$9,428,391

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2014 and 2013:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2014		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$22,405,730	$22,405,730	$—	$—	$22,405,730
Interest bearing deposits with banks	61,481,223	61,481,223	—	—	61,481,223
Securities available-for-sale	179,745,130	—	176,872,407	2,872,723	179,745,130
Securities held-to-maturity	206,817,168	—	216,745,438	—	216,745,438
Net loans	384,417,508	—	—	386,206,117	386,206,117

Financial liabilities
Deposits	$696,093,894	$474,551,535	$—	$221,685,000	$696,236,535
Federal Home Loan Bank advances	20,000,000	—	—	20,804,047	20,804,047
Securities Sold under Agreement to Repurchase	114,426,770	114,426,770	—	—	114,426,770

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2013		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,040,195	$16,040,195	$—	$—	$16,040,195
Interest bearing deposits with banks	684,100	684,100	—	—	684,100
Securities available-for-sale	432,065,590	—	395,410,199	2,766,203	398,176,402
Net loans	384,104,766	—	—	385,646,132	385,646,132

Financial liabilities
Deposits	$654,629,796	$422,186,092	$—	$232,602,224	$654,788,316
Federal Home Loan Bank advances	33,500,000	—	—	34,622,359	34,622,359
Securities Sold under Agreement to Repurchase	82,420,781	82,420,781	—	—	82,420,781